Revenue - Schedule of Revenue Arising from Contracts (Detail) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 56,679,753	$ 55,473,725	$ 16,898,178
Platform Fees
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	38,086,928	55,473,725	16,898,178
Platform Fees | Trade Transaction Modules
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	37,859,710	55,442,807	16,889,720
Platform Fees | License Fees
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	29,124	$ 30,918	$ 8,458
Platform Fees | Financing Fees
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	198,094
Trade Marketplace
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 18,592,825